GMO Horizons ETF Expense Example - GMO Horizons ETF - Horizons ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80